Significant Accounting Policies and Recent Accounting Pronouncements (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Significant Accounting Policies And Recent Accounting Pronouncements Details Narrative
Effective tax rate	17.00%	17.00%